COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Merger Agreement

On July 11, 2023, the Company entered into an Agreement and Plan of Merger and Reorganization by and among the Company, Merger Sub, and Oklo, as fully disclosed in a Current Report on Form 8-K filed with the SEC on July 11, 2023. Pursuant to the Merger Agreement, the parties thereto intend to enter into a business combination transaction by which Merger Sub will merge with and into Oklo, with Oklo being the surviving entity in the merger.

Registration Rights

Pursuant to a registration rights agreement entered into on July 7, 2021, the holders of the Founder Shares, the Private Placement Shares and shares of Class A common stock that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders of these securities have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement (see Note 9).

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of $0.20 per Public Share, or $10,000,000 in the aggregate, payable upon the closing of the Initial Public Offering (of which the underwriters received $8,580,000, which is net of $1,420,000 reimbursed fees from the underwriters). In addition, the underwriters will be entitled to a deferred fee of $0.35 per Public Share, or $17,500,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.

Fairness Opinion

On June 6, 2023, the Company engaged a firm to provide a fairness opinion of the proposed Business Combination. A $50,000 retainer payment was due at the time of the engagement letter and is included in accrued expenses on the Company’s condensed balance sheets. Remaining balance is due prior to issuance of the final opinion. The total fee of the fairness opinion will be $420,000. As of June 30, 2023, the final opinion was not delivered.

Due Diligence and M&A Legal Fees

As of June 30, 2023, the Company, contingent upon the consummation of an initial Business Combination will be required to pay due diligence and M&A legal fees in the amount of $4,875,559.

Legal Fees

As of June 30, 2023 and December 31, 2022, the Company, upon the consummation of an initial Business Combination will be required to pay legal fees in the amount of $92,441 and $118,715 which are reflected on Company’s balance sheets, respectively. For the three and six months ended June 30, 2023 and 2022, the Company incurred no such fees.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on July 7, 2021, the holders of the Founder Shares, the Private Placement Shares and shares of Class A common stock that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders of these securities have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of $0.20 per Public Share, or $10,000,000 in the aggregate, payable upon the closing of the Initial Public Offering (of which the underwriters received $8,580,000, which is net of $1,420,000 reimbursed fees from the underwriters). In addition, the underwriters will be entitled to a deferred fee of $0.35 per Public Share, or $17,500,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.

Legal Fees

As of December 31, 2022, the Company, upon the consummation of an initial Business Combination will be required to pay legal fees in the amount of $118,715 which is reflected on Company’s balance sheet at the year ended December 31, 2022. For the year ended December 31, 2022, the Company incurred $26,273 of contingent legal fees. For the period from February 1, 2021 (inception) through December 31, 2021, the Company incurred $92,441 of contingent legal fees.